Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,118,722.69

Principal:
Principal Collections	$10,489,030.27
Prepayments in Full	$5,407,343.36
Liquidation Proceeds	$193,749.92
Recoveries	$25,191.42
Sub Total	$16,115,314.97
Collections	$17,234,037.66

Purchase Amounts:
Purchase Amounts Related to Principal	$225,263.81
Purchase Amounts Related to Interest	$1,094.74
Sub Total	$226,358.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,460,396.21

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,460,396.21
Servicing Fee	$245,212.05	$245,212.05	$0.00	$0.00	$17,215,184.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,215,184.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,215,184.16
Interest - Class A-3 Notes	$467.60	$467.60	$0.00	$0.00	$17,214,716.56
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$16,950,730.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,950,730.31
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$16,884,407.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,884,407.64
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$16,835,741.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,835,741.14
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$16,776,115.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,776,115.39
Regular Principal Payment	$14,990,911.44	$14,990,911.44	$0.00	$0.00	$1,785,203.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,785,203.95
Residuel Released to Depositor	$0.00	$1,785,203.95	$0.00	$0.00	$0.00
Total		$17,460,396.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,990,911.44
Total					$14,990,911.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$578,479.89	$1.73	$467.60	$0.00	$578,947.49	$1.73
Class A-4 Notes	$14,412,431.55	$75.07	$263,986.25	$1.38	$14,676,417.80	$76.45
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$14,990,911.44	$13.18	$439,068.77	$0.39	$15,429,980.21	$13.57

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$578,479.89	0.0017253	$0.00	0.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$177,577,568.45	0.9249313
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$270,588,479.89	0.2379616	$255,597,568.45	0.2247782

Pool Information
Weighted Average APR	4.546%	4.553%
Weighted Average Remaining Term	30.43	29.63
Number of Receivables Outstanding	24,081	23,288
Pool Balance	$294,254,454.54	$277,747,487.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$270,588,479.89	$255,597,568.45
Pool Factor	0.2413757	0.2278351

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$22,149,918.78
Targeted Overcollateralization Amount	$22,149,918.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,149,918.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		113	$191,579.95
(Recoveries)		107	$25,191.42
Net Losses for Current Collection Period			$166,388.53
Cumulative Net Losses Last Collection Period			$7,294,306.94
Cumulative Net Losses for all Collection Periods			$7,460,695.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.70%	516	$7,485,694.53
61-90 Days Delinquent	0.28%	55	$765,012.04
91-120 Days Delinquent	0.17%	25	$483,349.34
Over 120 Days Delinquent	0.37%	60	$1,022,580.08
Total Delinquent Receivables	3.51%	656	$9,756,635.99

Repossession Inventory:
Repossessed in the Current Collection Period		18	$300,889.77
Total Repossessed Inventory		28	$481,364.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4323%
Preceding Collection Period			0.5938%
Current Collection Period			0.6981%
Three Month Average			0.5748%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4672%
Preceding Collection Period			0.5315%
Current Collection Period			0.6012%
Three Month Average			0.5333%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer